SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended				4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2019	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Apr. 30, 2018	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2021 CNY (¥)
Cash provided by (used in) operating activities							$ (17,441)	$ 689,467			$ 457,142	$ (1,236,265)
Net income (loss)		$ 788,983	$ 175,959	$ 456,881	$ 335,574		964,942	792,455			1,963,469	(3,647,353)
Working capital											3,351,962
Goodwill, Impairment Loss							0	0				5,594,692
Contract with Customer, Liability, Current		255,980					255,980		$ 580,151		382,518	580,151
Contract with Customer, Liability											580,151
Sales and distribution expenses		$ 15,929		$ 19,604			$ 34,084	$ 47,158			89,416	23,191
Value added tax	13.00%					17.00%				16.00%
Statutory reserves											$ 636,898
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage											10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk, Percentage											10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Three Suppliers [Member]
Concentration Risk, Percentage											10.00%
Minimum [Member]
Statuory reserve percentage											10.00%
Maximum [Member]
Statuory reserve percentage											50.00%
Maximum [Member] | China Deposit Insurance System [Member]
Cash, FDIC Insured Amount | ¥														¥ 500,000
VAT Small Taxpayers [Member]
Value added tax									1.00%			3.00%	3.00%